The following document was filed with the Securities and Exchange Commission
(the "SEC") and is incorporated by
reference herein:

1.      Schedules A and B to the
Investment Advisory and
Administration Agreement between
Registrantand Charles Schwab Investment
Management, Inc. ("CSIM"), dated
June 28, 2020, are incorporated
herein by reference to Exhibit
(d)(vi) of Post-Effective Amendment No.
160 to Registrant's Registration
Statement on Form N-1A (File No. 811-06200), electronically filed with the SEC on June 26, 2020.